Reverse Recapitalization - Recapitalization to Consolidated Statements of Stockholders' Equity (Details)	May 01, 2019 shares	Jan. 22, 2019 shares	Jan. 01, 2018 shares
Common Stock
Conversion Ratio			10.1927
Recapitalized common share			39,436,759
Treasury Stock
Conversion Ratio			10.1927
Recapitalized common share			(1,555,324)
Preferred Stock
Conversion Ratio	10.1927	10.1927	10.1927
Recapitalized common share	5,185,149	3,110,691	12,443,768
Previously Reported | Common Stock
As Previously Reported			3,869,118
Previously Reported | Treasury Stock
As Previously Reported			(152,592)
Previously Reported | Preferred Stock
As Previously Reported	508,712	305,188	1,220,851